[LOGO]USAA(R)

                             USAA CAPITAL
                                         GROWTH Fund

                                                                       [GRAPHIC]

                          A n n u a l  R e p o r t

--------------------------------------------------------------------------------
  July 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]
                          ... IT IS MORE IMPORTANT THAN
[PHOTO]               EVER TO BE PROPERLY DIVERSIFIED IN A
                      COMBINATION OF EQUITIES, FIXED-INCOME
                            INVESTMENTS AND CASH....
                                    [GRAPHIC]

--------------------------------------------------------------------------------

                 The last year has seen one of the most challenging, volatile markets in many decades. The bond markets have offered little respite to those seeking sanctuary from the turbulent equity markets. In fact, investor confidence in the corporate fixed-income market has been diminished, just as it has been in the equity markets, because the bond market has also felt the full impact of major bankruptcies, corporate mismanagement, and accounting fraud.

                 Given this challenging climate, USAA is more conscious than ever of the need to take all steps necessary to manage our funds with the best interests of our shareholders in mind. As you may know, we've made changes to our equity funds management with the goal of providing competitive performance with attractive expense ratios. We've also taken steps in our fixed-income funds; for example, we are reducing the credit risk in all taxable fixed-income portfolios. We will maintain this strategy until we see signs of a sustained economic recovery and a return to rational pricing in the bond market. We are confident these steps will help investors when evaluating their goals in the current environment and in the future.

                 In spite of recent market fluctuations, we believe there are some good values in government and municipal bonds. They continue

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 to perform well as investors seek the comfort and relative safety of these sectors. The key is that investors must maintain a long-term investment outlook and be willing to withstand additional volatility in the near-term.

                 Clearly, it is more important than ever to be properly diversified in a combination of equities, fixed-income investments and cash to help offset weak areas with stronger ones. As we have been for the last 30 years, we are here to offer you guidance to help you with your financial goals. We are happy that you have chosen USAA to be your trusted investment adviser and we remain committed to improving the performance in all of our mutual funds. Thank you for investing WITH us and IN us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                            1

FINANCIAL INFORMATION

   Independent Auditors' Report                                       7

   Portfolio of Investments                                           8

   Notes to Portfolio of Investments                                 16

   Financial Statements                                              17

   Notes to Financial Statements                                     20

DIRECTORS' INFORMATION                                               31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA CAPITAL GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of companies with the prospect of rapidly growing earnings.

----------------------------------------------------------------------------------------------
                                                            7/31/02               7/31/01
----------------------------------------------------------------------------------------------
Net Assets                                               $28.3 Million         $26.5 Million
Net Asset Value Per Share                                   $4.26                 $6.30

----------------------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/02
----------------------------------------------------------------------------------------------
 1 YEAR                                                           SINCE INCEPTION ON 10/27/00
-32.38%                                                                      -38.36%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------------
                    CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

               USAA CAPITAL    RUSSELL 2000    S&P 500   LIPPER MID-CAP GROWTH   LIPPER MID-CAP GROWTH   RUSSELL 2000
               GROWTH FUND        INDEX         INDEX         FUNDS AVERAGE            FUNDS INDEX       GROWTH INDEX
              --------------   ------------    -------   ---------------------   ---------------------   ------------
10/27/2000       10000.00        10000.00     10000.00          10000.00                10000.00           10,000.00
  10/31/00       10000.00        10372.00     10362.00           9884.52                 9869.52           10,399.00
  11/30/00        7850.00         9306.80      9545.47           8076.64                 7805.80            8,510.54
  12/31/00        8360.00        10106.25      9592.25           8648.46                 8368.60            9,031.39
   1/31/01        8470.00        10632.78      9932.77           8808.46                 8482.41            9,762.03
   2/28/01        6710.00         9935.27      9027.90           7547.09                 7210.05            8,423.65
   3/31/01        5860.00         9449.44      8456.43           6685.97                 6445.06            7,657.94
   4/30/01        6600.00        10188.39      9112.65           7592.58                 7294.52            8,595.27
   5/31/01        6680.00        10439.02      9173.70           7600.94                 7354.34            8,794.68
   6/30/01        6740.00        10799.17      8950.78           7569.01                 7325.66            9,034.78
   7/31/01        6300.00        10214.93      8863.07           7129.25                 6940.33            8,264.11
 8/31/2001        5860.00         9884.99      8309.12           6609.53                 6475.32            7,747.61
 9/30/2001        4860.00         8554.47      7638.58           5637.93                 5541.58            6,497.14
10/31/2001        5120.00         9054.91      7784.47           6008.90                 5850.25            7,122.17
11/30/2001        5570.00         9755.76      8381.54           6517.26                 6330.55            7,716.87
12/31/2001        5750.00        10357.69      8455.30           6778.60                 6605.30            8,197.63
 1/31/2002        5480.00        10249.97      8331.85           6565.75                 6352.98            7,905.79
   2/28/02        5210.00         9969.12      8171.05           6205.29                 6037.23            7,394.29
   3/31/02        5480.00        10770.63      8478.28           6611.74                 6417.58            8,036.85
   4/30/02        5400.00        10868.65      7964.50           6396.20                 6204.52            7,863.26
 5/31/2002        5140.00        10386.08      7906.36           6184.48                 5997.29            7,403.26
 6/30/2002        4740.00         9870.93      7343.42           5645.19                 5458.73            6,775.46
 7/31/2002        4260.00         8380.42      6771.37           5047.37                 4870.28            5,734.07

                       DATA SINCE INCEPTION ON 10/27/00 THROUGH 7/31/02.

                 The Russell 2000 Growth Index replaces the Russell 2000 Index and the S&P 500 Index as the Fund's comparable broad-based securities index, because the Russell 2000 Growth Index is an index of small-cap growth stocks, and thus, provides a more appropriate comparison for the Fund, which focuses on small-cap growth stocks, than the Russell 2000 Index, which is an index of small-cap growth and value stocks, or, the S&P 500 Index, which is an index of large-cap growth and value stocks.

                 See the following page for benchmark descriptions.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Russell 2000(R) Index, a widely recognized unmanaged small-cap index consisting of the 2,000 smallest companies within the Russell 3000(R) Index.

                 o The Lipper Mid-Cap Growth Funds Average, an average performance level of all mid-cap growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category.

                 o The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

4

M A N A G E R S '
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

                 For the year ended July 31, 2002, the USAA Capital Growth Fund had a total return of -32.38%, compared to -29.84% for the Lipper Mid-Cap Growth Funds Index.

                 With its emphasis on growth-oriented companies, the Fund operated in a very difficult market environment for the great majority of the reporting year. Strong performance by growth companies requires that investors have confidence in the overall economy as well as the profit forecasts of individual companies, and as such the conflicting economic data and concerns about corporate accounting through much of the year served as a drag on growth stock prices.

                 In an effort to reduce the impact of the large up-and-down moves seen in telecommunications and technology stocks over the past few years, the Fund cut exposure to these sectors early in the reporting period. This was beneficial to relative performance because these sectors remained highly volatile. With consumer spending proving to be the sole bright spot in the economy, the Fund's holdings in consumer-oriented sectors helped performance. The main area of difficulty for the Fund was diversified financial services, where an underweight position and poor stock selection detracted from performance.

                 On June 28, Batterymarch Financial Management, Inc. became the Fund's subadviser and William L. Elcock, Batterymarch's Chief Executive Officer and Senior Portfolio Manager, took over day-to-day portfolio management duties. Batterymarch follows a disciplined, bottom-up, growth-oriented approach that focuses on individual stock selection. Attractive growth stocks are identified through a multifactor analysis that includes earnings growth, expectations, cash generation, valuation, and technical inputs, with the resulting portfolio constructed to be well-diversified across all economic sectors.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER MID-CAP GROWTH FUNDS INDEX DEFINITION.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Moving forward, Batterymarch notes that the U.S. stock market is in the midst of one of the three worst bear markets in the past 75 years. However, while current weakness has been widely perceived as a correction of the 1990s bull market, investor sentiment--rather than economic fundamentals--appears to be responsible for the current broad market swings. In this environment, the Fund continues to adhere to Batterymarch's disciplined investment process. At the end of July, the Fund was overweight in the financials sector, with an emphasis on banks, as well as materials, industrials, and health care services. The Fund was underweight in consumer services, software and services, health care, and technology.

                 After a very difficult year for the U.S. equity markets and the Fund, all of us at USAA Investment Management Company thank you for your continued confidence in us.

6

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

---------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% of Net Assets)
---------------------------------------------
IDEXX Laboratories, Inc.                1.6%

Greater Bay Bancorp                     1.5%

Right Management Consultants, Inc.      1.4%

Amphenol Corp. "A"                      1.3%

First Bancorp                           1.3%

John Nuveen Co. "A"                     1.3%

W Holding Co., Inc.                     1.3%

Coventry Health Care, Inc.              1.2%

NBTY, Inc.                              1.2%

Take-Two Interactive Software, Inc.     1.2%
---------------------------------------------

--------------------------------------------
            TOP 10 INDUSTRIES *
             (% of Net Assets)
--------------------------------------------
Banks                                 9.0%

Health Care Distributors & Services   6.1%

Electronic Equipment & Instruments    6.0%

Diversified Commercial Services       4.9%

Specialty Stores                      4.6%

Health Care Equipment                 4.2%

Biotechnology                         4.1%

Real Estate Investment Trusts         3.9%

Managed Health Care                   3.4%

Restaurants                           3.1%
--------------------------------------------

* EXCLUDES MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 8-15.

                                                                               7
I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS

                 USAA CAPITAL GROWTH FUND

                 We have audited the accompanying statement of assets and liabilities of USAA Capital Growth Fund (a portfolio of USAA Mutual Fund, Inc.), including the schedule of investments, as of July 31, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2001, and the financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers.
                 An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Capital Growth Fund at July 31, 2002, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                         /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 6, 2002

8

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES    SECURITY                                                  (000)
----------------------------------------------------------------------------

             COMMON STOCKS (99.0%)

             ADVERTISING (0.2%)
    2,200    Harte-Hanks Communications, Inc.                        $    43
                                                                     -------

             AEROSPACE & DEFENSE (1.6%)
    2,000    Curtiss-Wright Corp.                                        134
    2,300    Engineered Support Systems, Inc.                            111
    7,400    Invision Technologies, Inc.*                                198
                                                                     -------
                                                                         443
                                                                     -------

             AIRLINES (0.7%)
   10,600    SkyWest, Inc.                                               203
                                                                     -------

             APPAREL, ACCESSORIES, & LUXURY GOODS (1.1%)
    5,000    Kenneth Cole Productions, Inc. "A"*                         132
   14,200    Tommy Hilfiger Corp. ADR*                                   185
                                                                     -------
                                                                         317
                                                                     -------

             APPAREL RETAIL (1.0%)
    3,600    Charlotte Russe Holding, Inc.*                               54
    8,000    Genesco, Inc.*                                              121
    7,200    Wet Seal, Inc. "A"*                                         113
                                                                     -------
                                                                         288
                                                                     -------

             APPLICATION SOFTWARE (3.0%)
   15,600    Dendrite International, Inc.*                                84
   13,700    NetIQ Corp.*                                                272
    6,100    Reynolds & Reynolds Co. "A"                                 152
   16,600    Take-Two Interactive Software, Inc.*                        344
                                                                     -------
                                                                         852
                                                                     -------

             AUTO PARTS & EQUIPMENT (0.2%)
    4,000    Aftermarket Technology Corp.*                                68
                                                                     -------

             BANKS (9.0%)
   13,500    Bank of the Ozarks, Inc.                                    297
    8,900    Community First Bankshares, Inc.                            226
    6,000    Dime Community Bancshares, Inc.                             155

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES    SECURITY                                                  (000)
----------------------------------------------------------------------------

    9,700    First Bancorp                                           $   357
   17,700    Greater Bay Bancorp                                         429
    3,800    R & G Financial Corp. "B"                                    76
    2,200    Suffolk Bancorp                                              69
   10,400    United Bankshares, Inc.                                     307
   19,300    W Holding Co., Inc.                                         355
   10,900    Washington Federal, Inc.                                    275
                                                                     -------
                                                                       2,546
                                                                     -------

             BIOTECHNOLOGY (4.1%)
    5,200    Charles River Laboratories International, Inc.*             198
   15,000    IDEXX Laboratories, Inc.*                                   439
   12,100    SangStat Medical Corp.*                                     235
   18,500    Serologicals Corp.*                                         299
                                                                     -------
                                                                       1,171
                                                                     -------

             BUILDING PRODUCTS (0.8%)
    5,100    American Woodmark Corp.                                     234
                                                                     -------

             CASINOS & GAMING (2.0%)
    4,000    Alliance Gaming Corp.*                                       52
    4,000    Aztar Corp.*                                                 56
   10,900    GTECH Holdings Corp.*                                       217
    7,600    Multimedia Games, Inc.*                                     168
    4,200    Penn National Gaming, Inc.*                                  66
                                                                     -------
                                                                         559
                                                                     -------

             COMMERCIAL PRINTING (0.8%)
    9,200    John H. Harland Co.                                         223
                                                                     -------

             CONSTRUCTION & ENGINEERING (1.1%)
    5,700    Emcor Group, Inc.*                                          305
                                                                     -------

             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    2,600    Oshkosh Truck Corp.                                         143
                                                                     -------

             CONSTRUCTION MATERIALS (0.6%)
    5,000    Florida Rock Industries, Inc.                               170
                                                                     -------

10

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES    SECURITY                                                  (000)
----------------------------------------------------------------------------

             DATA PROCESSING SERVICES (1.0%)
    5,400    Global Payments, Inc.*                                  $   140
    6,900    NDCHealth Corp.                                             149
                                                                     -------
                                                                         289
                                                                     -------

             DIVERSIFIED COMMERCIAL SERVICES (4.9%)
    6,200    Coinstar, Inc.*                                             174
   14,600    ITT Educational Services, Inc.*                             230
   22,500    Memberworks, Inc.*                                          337
    6,700    Pittston Co.                                                152
    8,900    University of Phoenix Online*                               235
   13,700    West Corp.*                                                 247
                                                                     -------
                                                                       1,375
                                                                     -------

             DIVERSIFIED FINANCIAL SERVICES (1.6%)
    8,000    Friedman, Billings, Ramsey Group, Inc. "A"*                  86
   16,200    John Nuveen Co. "A"                                         357
                                                                     -------
                                                                         443
                                                                     -------

             ELECTRONIC EQUIPMENT & INSTRUMENTS (6.0%)
   10,000    Amphenol Corp. "A"*                                         376
   11,600    Benchmark Electronics, Inc.*                                304
   13,300    Checkpoint Systems, Inc.*                                   145
   10,900    Global Imaging Systems, Inc.*                               220
   11,300    OSI Systems, Inc.*                                          170
    3,400    Roper Industries, Inc.                                      101
    5,400    ScanSource, Inc.*                                           316
   21,800    Somera Communications, Inc.*                                 66
                                                                     -------
                                                                       1,698
                                                                     -------

             EMPLOYMENT SERVICES (2.2%)
   33,200    Labor Ready, Inc.*                                          234
   17,700    Right Management Consultants, Inc.*                         398
                                                                     -------
                                                                         632
                                                                     -------

             ENVIRONMENTAL SERVICES (0.6%)
    5,000    Waste Connections, Inc.*                                    161
                                                                     -------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES    SECURITY                                                  (000)
----------------------------------------------------------------------------

             FOOD RETAIL (0.2%)
    4,900    Great Atlantic & Pacific Tea Co., Inc.*                 $    60
                                                                     -------

             FOOTWEAR (1.6%)
    6,900    K-Swiss, Inc. "A"                                           135
   19,000    Skechers U.S.A., Inc. "A"*                                  305
                                                                     -------
                                                                         440
                                                                     -------

             GAS UTILITIES (1.0%)
    9,300    UGI Corp.                                                   288
                                                                     -------

             HEALTH CARE DISTRIBUTORS & SERVICES (6.1%)
   10,400    AdvancePCS*                                                 233
    9,700    Apria Healthcare Group, Inc.*                               227
    4,900    Henry Schein, Inc.*                                         211
   11,100    Hooper Holmes, Inc.                                          65
   27,000    MIM Corp.*                                                  313
    4,600    Orthodontic Centers of America, Inc.*                        65
    3,800    Owens & Minor, Inc.                                          56
    6,500    Pharmaceutical Product Development, Inc.*                   150
    9,900    Priority Healthcare Corp. "B"*                              207
    6,500    Syncor International Corp.*                                 191
                                                                     -------
                                                                       1,718
                                                                     -------

             HEALTH CARE EQUIPMENT (4.2%)
    8,000    Bio-Rad Laboratories, Inc. "A"*                             330
    5,500    Diagnostic Products Corp.                                   197
    2,000    INAMED Corp.*                                                35
   10,100    Respironics, Inc.*                                          323
   14,800    Steris Corp.*                                               309
                                                                     -------
                                                                       1,194
                                                                     -------

             HEALTH CARE SUPPLIES (0.7%)
    4,500    Cooper Companies, Inc.                                      198
                                                                     -------

             HOMEBUILDING (0.2%)
    1,600    M/I Schottenstein Homes, Inc.                                52
                                                                     -------

12

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES    SECURITY                                                  (000)
----------------------------------------------------------------------------

             HOME IMPROVEMENT RETAIL (0.3%)
    2,700    Hughes Supply, Inc.                                     $    98
                                                                     -------

             HOUSEHOLD PRODUCTS (0.8%)
    9,600    WD-40 Co.                                                   238
                                                                     -------

             INDUSTRIAL MACHINERY (2.6%)
    5,700    Actuant Corp. "A"*                                          212
    4,900    Graco, Inc.                                                 123
    4,800    Lincoln Electric Holdings, Inc.                             111
    8,800    Manitowoc Co., Inc.                                         287
                                                                     -------
                                                                         733
                                                                     -------

             INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.5%)
    9,600    Tier Technologies, Inc. "B"*                                142
                                                                     -------

             INTERNET SOFTWARE & SERVICES (2.3%)
    1,600    Expedia, Inc. "A"*                                           78
    6,500    Hotels.com "A"*                                             278
   13,400    Overture Services, Inc.*                                    306
                                                                     -------
                                                                         662
                                                                     -------

             LEISURE PRODUCTS (1.8%)
    2,200    Action Performance Companies, Inc.*                          61
    7,700    Nautilus Group, Inc.*                                       230
    3,000    Polaris Industries, Inc.                                    204
                                                                     -------
                                                                         495
                                                                     -------

             MANAGED HEALTH CARE (3.4%)
    5,600    AMERIGROUP Corp.*                                           143
   11,700    Coventry Health Care, Inc.*                                 353
    9,400    Mid Atlantic Medical Services, Inc.*                        306
    7,000    Sierra Health Services, Inc.*                               159
                                                                     -------
                                                                         961
                                                                     -------

             METAL & GLASS CONTAINERS (0.9%)
   19,600    Owens-Illinois, Inc.*                                       245
                                                                     -------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES    SECURITY                                                  (000)
----------------------------------------------------------------------------

             NETWORKING EQUIPMENT (1.1%)
    6,700    Avocent Corp.*                                          $   101
   36,300    Computer Network Technology Corp.*                          199
                                                                     -------
                                                                         300
                                                                     -------

             OFFICE ELECTRONICS (1.0%)
    5,500    Zebra Technologies Corp. "A"*                               278
                                                                     -------

             OIL & GAS DRILLING (0.2%)
    1,800    Precision Drilling Corp. ADR*                                53
                                                                     -------

             OIL & GAS EQUIPMENT & SERVICES (1.1%)
    5,300    Oceaneering International, Inc.*                            110
   24,100    Superior Energy Services, Inc.*                             197
                                                                     -------
                                                                         307
                                                                     -------

             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    6,200    Patina Oil & Gas Corp.                                      145
                                                                     -------

             OIL & GAS -- REFINING & MARKETING & TRANSPORTATION (0.5%)
    9,000    Frontier Oil Corp.                                          130
                                                                     -------

             PACKAGED FOODS & MEAT (0.4%)
    4,700    Interstate Bakeries Corp.                                   122
                                                                     -------

             PERSONAL PRODUCTS (1.2%)
   22,500    NBTY, Inc.*                                                 344
                                                                     -------

             PHARMACEUTICALS (2.8%)
   11,400    American Pharmaceutical Partners, Inc.*                     137
    7,800    Pharmaceutical Resources, Inc.*                             214
   11,400    SFBC International, Inc.*                                   116
   20,100    SICOR, Inc.*                                                320
                                                                     -------
                                                                         787
                                                                     -------

             PROPERTY & CASUALTY INSURANCE (1.1%)
    7,100    Triad Guaranty, Inc.*                                       314
                                                                     -------

14

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES    SECURITY                                                  (000)
----------------------------------------------------------------------------

             RAILROADS (0.3%)
    5,400    Genesee & Wyoming, Inc. "A"*                            $    95
                                                                     -------

             REAL ESTATE INVESTMENT TRUSTS (3.9%)
    9,200    America First Mortgage Investments, Inc.                     83
   10,600    Apex Mortgage Capital, Inc.                                 139
    7,700    CBL & Associates Properties, Inc.                           283
    6,800    Chelsea Property Group, Inc.                                230
    6,400    Saul Centers, Inc.                                          151
   16,700    Ventas, Inc.                                                217
                                                                     -------
                                                                       1,103
                                                                     -------

             RESTAURANTS (3.1%)
    5,300    AFC Enterprises, Inc.*                                      144
    4,100    CBRL Group, Inc.                                            123
    9,800    Papa John's International, Inc.*                            309
    5,840    Red Robin Gourmet Burgers, Inc.*                             70
    8,700    Ryan's Family Steak Houses, Inc.*                           109
    4,400    Sonic Corp.*                                                123
                                                                     -------
                                                                         878
                                                                     -------

             SEMICONDUCTOR EQUIPMENT (1.5%)
    3,900    Cymer, Inc.*                                                109
   10,800    FEI Co.*                                                    198
    8,400    Trikon Technologies, Inc.*                                   42
    2,400    Varian Semiconductor Equipment Associates, Inc.*             63
                                                                     -------
                                                                         412
                                                                     -------

             SEMICONDUCTORS (1.7%)
   19,800    ESS Technology, Inc.*                                       257
   13,000    Integrated Circuit Systems, Inc.*                           229
                                                                     -------
                                                                         486
                                                                     -------

             SPECIALTY CHEMICALS (0.3%)
    3,000    H.B. Fuller Co.                                              81
                                                                     -------

             SPECIALTY STORES (4.6%)
    2,800    Group 1 Automotive, Inc.*                                    75
    9,000    Movie Gallery, Inc.*                                        149

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES    SECURITY                                                  (000)
----------------------------------------------------------------------------

    7,000    Pep Boys-Manny, Moe & Jack                              $    95
   14,800    Pier 1 Imports, Inc.                                        256
   10,200    Regis Corp.                                                 259
    7,500    Sharper Image Corp.*                                        117
   11,600    Sonic Automotive, Inc. "A"*                                 232
    2,200    Tractor Supply Co.*                                         131
                                                                     -------
                                                                       1,314
                                                                     -------

             STEEL (0.6%)
    2,700    Quanex Corp.                                                 95
    4,100    Worthington Industries, Inc.                                 72
                                                                     -------
                                                                         167
                                                                     -------

             SYSTEMS SOFTWARE (2.1%)
   24,400    Borland Software Corp.*                                     211
   16,200    Progress Software Corp.*                                    226
   13,000    Sybase, Inc.*                                               158
                                                                     -------
                                                                         595
                                                                     -------

             TELECOMMUNICATION EQUIPMENT (0.8%)
   11,400    Intermediate Telephone, Inc.                                238
                                                                     -------

             TOBACCO (0.1%)
      800    Universal Corp.                                              28
                                                                     -------

             TRUCKING (0.5%)
    1,400    Landstar System, Inc.*                                      140
                                                                     -------
             Total common stocks (cost: $29,399)                      28,004
                                                                     -------

PRINCIPAL                                                             MARKET
   AMOUNT                                                              VALUE
    (000)    SECURITY                                                  (000)
----------------------------------------------------------------------------

             MONEY MARKET INSTRUMENT (1.0%)

     $287    SSgA Prime Money Market Fund, 1.75%(a) (cost: $287)         287
                                                                     -------

             TOTAL INVESTMENTS (COST: $29,686)                       $28,291
                                                                     =======

16

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
JULY 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the annualized seven-day yield at July 31, 2002.

         * Non-income-producing security for the year ended July 31, 2002.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

ASSETS

  Investments in securities, at market value (identified cost of $29,686)  $ 28,291
  Cash                                                                           16
  Receivables:
    Capital shares sold                                                          14
    USAA Investment Management Company                                           98
    Dividends and interest                                                        6
    Securities sold                                                             913
                                                                           --------
         Total assets                                                        29,338
                                                                           --------

LIABILITIES

  Securities purchased                                                          926
  Capital shares redeemed                                                        10
  USAA Transfer Agency Company                                                   21
  Accounts payable and accrued expenses                                          80
                                                                           --------
         Total liabilities                                                    1,037
                                                                           --------
              Net assets applicable to capital shares outstanding          $ 28,301
                                                                           ========

NET ASSETS CONSIST OF:

  Paid-in capital                                                          $ 48,308
  Accumulated net realized loss on investments                              (18,612)
  Net unrealized depreciation of investments                                 (1,395)
                                                                           --------
              Net assets applicable to capital shares outstanding          $ 28,301
                                                                           ========
  Capital shares outstanding                                                  6,651
                                                                           ========
  Authorized shares of $.01 par value                                       100,000
                                                                           ========
  Net asset value, redemption price, and offering price per share          $   4.26
                                                                           ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA CAPITAL GROWTH FUND
YEAR ENDED JULY 31, 2002

NET INVESTMENT LOSS

   Income:
      Dividends                                          $     49
      Interest                                                 41
      Fees from securities loaned                               1
                                                         --------
         Total income                                          91
                                                         --------
   Expenses:
      Management fees                                         244
      Administrative and servicing fees                        43
      Transfer agent's fees                                   229
      Custodian's fees                                         47
      Postage                                                  31
      Shareholder reporting fees                               44
      Directors' fees                                           3
      Registration fees                                        41
      Professional fees                                        42
      Other                                                     9
                                                         --------
         Total expenses                                       733
      Expenses reimbursed                                    (445)
                                                         --------
         Net expenses                                         288
                                                         --------
            Net investment loss                              (197)
                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized loss                                      (15,514)
   Change in net unrealized appreciation/depreciation       4,400
                                                         --------
            Net realized and unrealized loss              (11,114)
                                                         --------
Decrease in net assets resulting from operations         $(11,311)
                                                         ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA CAPITAL GROWTH FUND
YEAR ENDED JULY 31, 2002, AND PERIOD ENDED JULY 31, 2001*

                                                           2002        2001*
                                                       ---------------------
FROM OPERATIONS

   Net investment loss                                 $   (197)    $   (135)
   Net realized loss on investments                     (15,514)      (3,098)
   Change in net unrealized appreciation/depreciation
      of investments                                      4,400       (5,795)
                                                       ---------------------
      Decrease in net assets resulting
         from operations                                (11,311)      (9,028)
                                                       ---------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                             22,739       57,245
   Cost of shares redeemed                               (9,671)     (21,673)
                                                       ---------------------
      Increase in net assets from capital
         share transactions                              13,068       35,572
                                                       ---------------------
Net increase in net assets                                1,757       26,544

NET ASSETS

   Beginning of period                                   26,544            -
                                                       ---------------------
   End of period                                       $ 28,301     $ 26,544
                                                       =====================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                            4,268        6,958
   Shares redeemed                                       (1,830)      (2,745)
                                                       ---------------------
      Increase in shares outstanding                      2,438        4,213
                                                       =====================

* FUND COMMENCED OPERATIONS ON OCTOBER 27, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA CAPITAL GROWTH FUND
JULY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Capital Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                 2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                 regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the

22

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                 trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2002, custodian fee offset arrangements did not affect expenses.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. In addition, the USAA funds which are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement whether used or not used, and by CAPCO based on their assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment loss and decrease paid-in-capital by $197,000. This reclassification has no effect on net assets.

24

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

         Total distributions and the character of such distributions may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains and losses as ordinary income for tax purposes and the realization of the tax deferral of losses on "wash sale" transactions.

         The Fund did not pay any distributions during the years ended July 31, 2002 and 2001.

         As of July 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                     $          -
         Accumulated net realized loss on investments       (18,611,000)
         Unrealized depreciation                             (1,396,000)

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had a current post-October deferred capital loss of $10,763,000 and capital loss carryovers of $7,848,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. The capital loss carryovers will expire in 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2002, were $65,388,000 and $50,770,000, respectively.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

         The cost of securities at July 31, 2002, for federal income tax purposes, was $29,687,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2002, for federal income tax purposes, were $965,000 and $2,361,000, respectively, resulting in net unrealized depreciation of $1,396,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to fair the value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of July 31, 2002.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month ending July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Mid-Cap Growth Funds Index, which tracks the

26

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                 total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.85% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period consists of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------
+/-  1.00% to 4.00%                    +/- 0.04%
+/-  4.01% to 7.00%                    +/- 0.05%
+/-  7.01% and greater                 +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                 During the year ended July 31, 2002, the Fund paid the Manager total management fees of $244,000, which is net of a performance fee adjustment of $(1,000).

              B. ADVISORY ARRANGEMENTS - On June 26, 2002, the Company's Board
                 of Directors (the Board) approved proposals by the Manager to restructure the manner in which the Fund's assets are managed by having one or more unaffiliated subadvisers directly manage the Fund's investments, subject to oversight by the Manager and the Board. The Board terminated the existing investment advisory agreement between the Fund and the Manager (Former Agreement) and approved both a new interim investment advisory agreement with the Manager (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between the Manager and Batterymarch Financial Management, Inc. (Batterymarch). These interim agreements took effect on June 28, 2002.

                 Under the Interim Agreement, the Manager serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by Batterymarch, rather than directly managing the Fund's assets. The Fund pays the Manager at the same fee rate under the Interim Agreement that it paid under the Former Agreement (see Note(6)A). Under the Interim Subadvisory Agreement, Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee.

                 The Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders of the Fund to approve a new investment advisory agreement

28

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

                 (Proposed Agreement) between the Fund and the Manager and an investment subadvisory agreement (Subadvisory Agreement) between the Manager and Batterymarch at a meeting to be held on October 18, 2002.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the year ended July 31, 2002, the Fund paid the Manager administrative and servicing fees of $43,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of the Fund's average net assets, after the effect of any custodian fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount through November 30, 2002, which for the year ended July 31, 2002, equaled $445,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. During the year ended July 31, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $229,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CAPITAL GROWTH FUND
JULY 31, 2002

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     YEAR ENDED      PERIOD ENDED
                                       JULY 31,          JULY 31,
                                     ----------------------------
                                           2002              2001*
                                     ----------------------------
Net asset value at
   beginning of period                  $  6.30           $ 10.00
                                        -------------------------
Loss from investment operations:
   Net investment loss                     (.04)(a)          (.04)(a)
   Net realized and
      unrealized loss                     (2.00)            (3.66)
                                        -------------------------
Total from investment operations          (2.04)            (3.70)
                                        -------------------------
Net asset value at
   end of period                        $  4.26           $  6.30
                                        =========================
Total return (%)**                       (32.54)           (37.00)
Net assets at
   end of period (000)                  $28,301           $26,544
Ratio of expenses to
   average net assets (%)***               1.00              1.85(b,c)
Ratio of expenses to average
   net assets excluding
   reimbursements (%)***                   2.54              2.43(b,c)
Ratio of net investment
   loss to average
   net assets (%)***                       (.69)             (.84)(b)
Portfolio turnover (%)                   188.09              8.49

  * Fund commenced operations on October 27, 2000.
 ** Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
*** For the year ended July 31, 2002, average net assets were $28,807,000.
(a) Calculated using average shares. For the year ended July 31, 2002, average shares were 5,452,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

30

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2002

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on October 27, 2000. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Company has six Officers and a Board of Directors. These Officers and Directors supervise the business and affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT CONSTITUTE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

32

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

         ROBERT G. DAVIS(2)
         Director and Chairman of the Board of Directors
         Date of Birth: November 1946

         President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

         CHRISTOPHER W. CLAUS(2)
         Director, President, and Vice Chairman of the Board of Directors Date of Birth: December 1960

         President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3, 4, 5, 6)
         Director
         Date of Birth: June 1945

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3, 4, 5, 6)
         Director
         Date of Birth: July 1946

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3, 4, 5, 6)
         Director
         Date of Birth: August 1945

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

34

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

         LAURA T. STARKS, PH.D.(3, 4, 5, 6)
         Director
         Date of Birth: February 1950

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2, 3, 4, 5, 6)
         Director
         Date of Birth: July 1943

         Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Date of Birth: November 1950

         Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         STUART WESTER
         Vice President
         Date of Birth: June 1947

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         MICHAEL D. WAGNER
         Secretary
         Date of Birth: July 1948

         Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

36

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

         MARK S. HOWARD
         Assistant Secretary
         Date of Birth: October 1963

         Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

         DAVID M. HOLMES
         Treasurer
         Date of Birth: June 1960

         Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Date of Birth: November 1960

         Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

N O T E S
=========-----------------------------------------------------------------------

38

N O T E S
=========-----------------------------------------------------------------------

N O T E S
=========-----------------------------------------------------------------------

40

N O T E S
=========-----------------------------------------------------------------------

N O T E S
=========-----------------------------------------------------------------------

42

N O T E S
=========-----------------------------------------------------------------------

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

--------------------------------------------------------------------------------
[LOGO]USAA(R)      9800 Fredericksburg Road                      -----------
                   San Antonio, Texas 78288                       PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                 -----------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

[LOGO]USAA             WE KNOW WHAT IT MEANS TO SERVE.(R)
                       ----------------------------------
                       INSURANCE [middot] MEMBER SERVICES

36844-0902                                   (C)2002, USAA. All rights reserved.